Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Communication Services (7.3%)
*	Alphabet Inc. Class A	648,391	1,754,591
*	Alphabet Inc. Class C	292,365	793,470
*	Meta Platforms Inc. Class A	1,722,738	539,665
*	Discovery Inc. Class C	11,148,648	304,916
*	Walt Disney Co.	1,572,069	224,759
	Vodafone Group plc ADR	10,811,932	189,317
*	Twitter Inc.	4,540,000	170,295
	News Corp. Class A	7,309,310	162,559
	Comcast Corp. Class A	3,150,413	157,489
	Omnicom Group Inc.	913,679	68,855
			4,365,916
Consumer Discretionary (9.5%)
*	Amazon.com Inc.	284,567	851,274
	McDonald's Corp.	1,792,432	465,046
*	General Motors Co.	7,490,801	394,990
	Lennar Corp. Class A	4,059,222	390,132
	Sony Group Corp. ADR	3,251,000	363,007
	Dollar General Corp.	1,648,114	343,599
	Lowe's Cos. Inc.	1,438,545	341,439
	Home Depot Inc.	849,673	311,813
	Cie Generale des Etablissements Michelin SCA ADR	8,570,000	285,981
	Magna International Inc.	3,364,732	271,231
*	Aptiv plc	1,866,998	254,994
	Starbucks Corp.	2,511,201	246,901
	Bayerische Motoren Werke AG	2,025,426	214,377
*	Booking Holdings Inc.	85,400	209,753
	Daimler AG (Registered)	2,159,229	172,293
	DR Horton Inc.	1,162,980	103,761
	NIKE Inc. Class B	698,425	103,416
	Ross Stores Inc.	957,896	93,634
	Lear Corp.	548,900	91,842
*	Goodyear Tire & Rubber Co.	3,226,296	66,881
*	Adient plc	1,311,943	55,062
	Harley-Davidson Inc.	1,395,273	48,235
			5,679,661
Consumer Staples (6.1%)
	Procter & Gamble Co.	5,856,904	939,740
	Coca-Cola Co.	11,007,972	671,596
	PepsiCo Inc.	2,663,288	462,134
	Sysco Corp.	3,520,455	275,124
	Tyson Foods Inc. Class A	2,404,064	218,506
	Constellation Brands Inc. Class A	879,487	209,098

		Shares	Market Value ($000)
	Unilever plc ADR	3,871,398	198,951
	Unilever plc (XLON)	3,390,000	173,846
	Nestle SA (Registered)	1,212,973	156,641
	Colgate-Palmolive Co.	1,677,908	138,344
	Mondelez International Inc. Class A	2,026,888	135,862
	Walgreens Boots Alliance Inc.	928,946	46,224
			3,626,066
Energy (5.6%)
	ConocoPhillips	6,658,384	590,066
	Marathon Oil Corp.	26,018,487	506,580
	Halliburton Co.	11,140,235	342,451
	APA Corp.	8,002,477	265,762
	Royal Dutch Shell plc Class A ADR	4,824,512	247,980
	Coterra Energy Inc.	10,471,000	229,315
	Hess Corp.	2,481,967	229,061
	Suncor Energy Inc.	7,518,132	214,793
	NOV Inc.	10,727,388	176,144
	Phillips 66	1,990,000	168,732
	Schlumberger NV	2,496,000	97,519
	Murphy Oil Corp.	2,962,252	93,607
	Baker Hughes Co. Class A	3,043,100	83,502
	Cenovus Energy Inc.	5,672,300	82,532
			3,328,044
Financials (17.1%)
	Citigroup Inc.	14,760,958	961,234
	Bank of America Corp.	20,091,306	927,013
	Wells Fargo & Co.	17,225,908	926,754
	PNC Financial Services Group Inc.	3,626,810	747,087
	Intercontinental Exchange Inc.	5,710,009	723,230
	American Express Co.	3,508,556	630,908
	American International Group Inc.	10,323,356	596,174
	Capital One Financial Corp.	2,453,000	359,929
	Marsh & McLennan Cos. Inc.	2,315,042	355,683
	Ameriprise Financial Inc.	1,057,000	321,656
	Commerce Bancshares Inc.	4,521,261	311,560
	Goldman Sachs Group Inc.	829,249	294,118
	JPMorgan Chase & Co.	1,897,901	282,028
	Cincinnati Financial Corp.	2,192,000	258,283
	Cullen/Frost Bankers Inc.	1,702,000	239,999
	Bank of New York Mellon Corp.	4,029,434	238,784
*	Berkshire Hathaway Inc. Class B	728,900	228,160
	Travelers Cos. Inc.	1,204,992	200,246
	BNP Paribas SA	2,782,700	198,655
	Truist Financial Corp.	2,831,319	177,863
	Hartford Financial Services Group Inc.	2,324,200	167,040
	Blackstone Inc.	1,056,127	139,377
	First Citizens BancShares Inc. Class A	177,858	138,566
	Citizens Financial Group Inc.	2,572,951	132,430
	Credit Suisse Group AG ADR	13,694,800	130,511
	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	121,416
	Chubb Ltd.	602,557	118,872
	Natwest Group plc	20,774,647	68,282
	State Street Corp.	665,188	62,860
	Equitable Holdings Inc.	1,842,040	61,966
	China Construction Bank Corp. Class H	51,864,000	39,798
	Sumitomo Mitsui Financial Group Inc.	963,900	34,721
			10,195,203

		Shares	Market Value ($000)
Health Care (15.9%)
	Medtronic plc	11,799,546	1,221,135
	Johnson & Johnson	5,665,234	976,063
	UnitedHealth Group Inc.	1,844,774	871,785
	Anthem Inc.	1,891,938	834,326
	Danaher Corp.	2,598,702	742,683
	HCA Healthcare Inc.	2,488,100	597,268
	Thermo Fisher Scientific Inc.	822,080	477,875
	Humana Inc.	899,534	353,067
	Cigna Corp.	1,502,773	346,329
	Roche Holding AG	776,049	300,330
*	Boston Scientific Corp.	6,594,783	282,916
	Zoetis Inc.	1,280,980	255,927
	Amgen Inc.	1,116,000	253,488
	Alcon Inc.	3,105,000	238,402
*	IQVIA Holdings Inc.	942,510	230,821
	CVS Health Corp.	1,918,900	204,382
[1]	GlaxoSmithKline plc ADR	4,176,194	187,177
*	Centene Corp.	2,232,688	173,614
*	Elanco Animal Health Inc. (XNYS)	6,499,000	169,234
*	Laboratory Corp. of America Holdings	491,741	133,439
	Pfizer Inc.	2,262,928	119,234
*	Vertex Pharmaceuticals Inc.	488,247	118,668
	Sanofi ADR	2,209,191	114,878
	Zimmer Biomet Holdings Inc.	679,808	83,630
	AbbVie Inc.	544,967	74,601
	Bristol-Myers Squibb Co.	1,123,900	72,930
	Novartis AG ADR	96,076	8,350
			9,442,552
Industrials (8.9%)
	Honeywell International Inc.	4,150,452	848,684
	General Electric Co.	6,609,785	624,492
	FedEx Corp.	1,847,236	454,161
	Norfolk Southern Corp.	1,327,713	361,125
	Waste Management Inc.	2,109,733	317,388
	Northrop Grumman Corp.	848,274	313,777
	Parker-Hannifin Corp.	979,000	303,500
	Johnson Controls International plc	3,569,588	259,402
	Xylem Inc.	2,400,000	252,048
	General Dynamics Corp.	1,018,000	215,918
[1]	CNH Industrial NV	13,389,999	202,591
	Oshkosh Corp.	1,690,000	192,339
	Cummins Inc.	714,472	157,813
	Caterpillar Inc.	725,672	146,266
	Raytheon Technologies Corp.	1,531,400	138,117
	PACCAR Inc.	1,427,720	132,764
*	Daimler Truck Holding AG	2,844,174	100,268
*	Southwest Airlines Co.	1,758,703	78,720
	HEICO Corp.	468,193	63,857
*	Fluor Corp.	1,993,085	41,934
	Stanley Black & Decker Inc.	232,494	40,605
*	Iveco Group NV	2,678,000	28,491
			5,274,260
Information Technology (20.2%)
	Microsoft Corp.	9,711,887	3,020,203
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	772,383
	Apple Inc.	3,764,348	657,933

		Shares	Market Value ($000)
	Visa Inc. Class A	2,814,858	636,637
	Micron Technology Inc.	7,617,423	626,685
*	Adobe Inc.	1,136,322	607,137
	Cisco Systems Inc.	10,355,817	576,508
	Samsung Electronics Co. Ltd.	8,514,100	529,569
	Analog Devices Inc.	2,279,722	373,806
	QUALCOMM Inc.	2,123,000	373,139
*	ANSYS Inc.	1,025,000	348,510
*	F5 Inc.	1,610,300	334,331
	Texas Instruments Inc.	1,824,299	327,443
	Microchip Technology Inc.	4,061,000	314,646
*	salesforce.com Inc.	1,303,805	303,304
	Oracle Corp.	3,250,525	263,813
	Amphenol Corp. Class A	3,309,146	263,375
	Accenture plc Class A	708,590	250,543
	Corning Inc.	4,483,651	188,493
*	PayPal Holdings Inc.	1,068,000	183,632
	Fidelity National Information Services Inc.	1,367,812	164,028
	TE Connectivity Ltd.	1,017,366	145,494
	Telefonaktiebolaget LM Ericsson ADR	11,420,180	141,382
*	Palo Alto Networks Inc.	270,908	140,168
	Applied Materials Inc.	921,480	127,330
	CDW Corp.	449,312	84,942
	Cognizant Technology Solutions Corp. Class A	937,900	80,115
	Seagate Technology Holdings plc	504,698	54,078
	Hewlett Packard Enterprise Co.	3,291,941	53,757
*	Western Digital Corp.	971,636	50,273
			11,993,657
Materials (2.2%)
	Corteva Inc.	6,961,000	334,685
	Martin Marietta Materials Inc.	786,000	305,848
	Ecolab Inc.	1,293,000	244,959
	RPM International Inc.	2,570,000	227,728
	Avery Dennison Corp.	687,556	141,238
	International Paper Co.	1,051,929	50,755
			1,305,213
Other (0.9%)
	SPDR S&P 500 ETF Trust	1,236,073	556,122
Real Estate (1.7%)
	Prologis Inc.	3,107,070	487,251
	Crown Castle International Corp.	1,560,000	284,715
	Sun Communities Inc.	720,000	136,051
	Equity LifeStyle Properties Inc.	1,600,000	125,264
			1,033,281
Utilities (0.8%)
	PPL Corp.	11,229,703	333,297
	Southern Co.	994,110	69,081
	Xcel Energy Inc.	713,029	49,670
	Atmos Energy Corp.	376,216	40,338
			492,386
Total Common Stocks (Cost $35,469,229)			57,292,361

		Shares	Market Value ($000)
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[2,3]	Vanguard Market Liquidity Fund, 0.120% (Cost $2,227,567)	22,278,531	2,227,630
Total Investments (100.0%) (Cost $37,696,796)			59,519,991
Other Assets and Liabilities—Net (0.0%)			10,020
Net Assets (100%)			59,530,011
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $77,179,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $81,219,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2022	3,417	769,551	(38,739)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,275,090	2,017,271	—	57,292,361
Temporary Cash Investments	2,227,630	—	—	2,227,630
Total	57,502,720	2,017,271	—	59,519,991
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	38,739	—	—	38,739
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.